Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

1-13089

05004176

NYSE

February 24, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, U.S. RESTAURANT PROPERTIES, INC. (EFFECTIVE AS OF FEBRUARY 25, 2005, THE NAME OF THE REGISTRANT WILL BE CHANGED TO "TRUSTREET PROPERTIES, INC.), 7.5% Series C Redeemable Convertible Preferred Stock and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A/A received on February 24, 2005. Tentative listing date – February 25, 2005.

Sincerely,

[signature]

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